SHARE BASED COMPENSATION - Options outstanding activity (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Sep. 30, 2025 shares $ / shares
Options outstanding
Beginning balance | shares	643,626	1,827,165
Granted | shares	100,351	514,937
Exercised | shares		(1,698,476)
Ending balance - outstanding | shares	743,977	643,626
Weighted average exercise price
Weighted average exercise price, Beginning balance | $ / shares	$ 13.71	$ 1.21
Weighted average exercise price, Granted | $ / shares	5.09	16.83
Weighted average exercise price, Exercised | $ / shares		0.88
Weighted average exercise price, Ending balance - outstanding | $ / shares	$ 9.4	$ 13.71